Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 14,820,524	$ 122,685,507	$ 6,937,197	$ 642,167	$ 145,085,395
MIDDLE MAGDALENA BASIN [Member]
Total	587,047	44,344,678	435,591	252,097	45,619,413
PUTUMAYO BASIN [Member]
Total	1,535,096	29,105,060	483,618	$ 390,070	31,513,844
ENTITY WIDE 1 [Member]
Total	2,488,464		111,204		2,599,668
LLANOS BASIN [Member]
Total		607,329	86,373		693,702
SINU BASIN [Member]
Total			10,348		10,348
CATATUMBO BASIN [Member]
Total			8,744		8,744
LOWER MAGDALENA BASIN [Member]
Total			8,396		8,396
CHANANGUE BLOCK [Member]
Total		10,412,472	312,205		10,724,677
CHARAPA BLOCK [Member]
Total		18,358,758	195,000		18,553,758
ENTITY WIDE (GRAN TIERRA ENERGY COLOMBIA GMBH) [Member]
Total	2,386,685				2,386,685
IGUANA BLOCK [Member]
Total		6,964,800	141,028		7,105,828
PERICO BLOCK [Member]
Total		502,929			502,929
CENTRAL AREA [Member]
Total	3,843,939	9,939,085	4,419,617		18,202,641
OTHER [Member]
Total	325,747	146,540	184,465		656,752
SIMONETTE AREA [Member]
Total	279,825	570,619	166,131		1,016,575
WAPITI AREA [Member]
Total	328,976	1,601,211	213,286		2,143,473
CLEARWATER AREA [Member]
Total	14,442	$ 132,026	149,316		295,784
ENTITY WIDE (GRAN TIERRA CANADA LTD.) [Member]
Total	2,012,414		$ 11,875		2,024,289
ENTITY WIDE (GTE ALBERTA INC.) [Member]
Total	766,919				766,919
ENTITY WIDE (GRAN TIERRA ENERGY INC.) [Member]
Total	$ 250,970				$ 250,970